COLLATERALIZED TRANSACTIONS	12 Months Ended
Dec. 31, 2020
COLLATERALIZED TRANSACTIONS
COLLATERALIZED TRANSACTIONS

17.  COLLATERALIZED TRANSACTIONS

The Group engages in margin financing transactions with its clients. Margin loans generated from margin lending activity are collateralized by cash and/or client-owned securities held by the Group. The Group monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through risk management system. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions.

Pursuant to the authorization obtained from margin clients, the Group further repledges the collaterals to commercial banks or other financial institutions to obtain the funding for the margin or other businesses.

17.  COLLATERALIZED TRANSACTIONS (CONTINUED)

The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020

	(HK$ in thousands)
Margin loan extended to margin clients	4,141,962	18,424,972
Collateral received from margin clients	19,503,649	89,404,131
Collateral repledged to commercial banks and other financial institutions	9,408,908	58,255,907

The Group also engaged in securities borrowing and lending transactions which require it to deposit cash collateral with the securities lenders and receive the cash collateral from the borrowers. The cash collateral is generally in excess of the market value of the securities borrowed and lent. The Group monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually.

The following table summarizes the amounts of market value of securities borrowed and lent and cash collateral received and deposited as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020

	(HK$ in thousands)
Securities borrowed and lent	935,443	4,307,346
Cash collateral received from borrowers	1,342,738	5,067,828
Cash collateral deposited with lenders	1,126,300	3,645,214